Supplementary Items to the Cash Flow - Schedule of Non-Cash Transactions (Details) - Non-Cash Transactions [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recognition of lease right-of-use asset in exchange for lease liabilities:
Right-of-use assets, net	R$ 1,343	R$ 1,247	R$ 768
Lease liability	(1,343)	(1,247)	(768)
Business Combination – Smart NX
Cash and cash equivalents			998
Trade accounts receivable, net			3,061
Other current assets			5,545
Other non-current assets			1,204
Property and equipment, net			172
Right-of-use assets, net			107
Intangible Assets			6,201
Goodwill			15,960
Accounts payable to suppliers			(894)
Salaries and labor charges			(776)
Loans and financing			(40)
Lease liability			(118)
Taxes, fees and contributions payable			(940)
Other current liabilities			(1,211)
Deferred and contingent consideration on acquisitions			(26,848)
Deferred taxes			(2,421)
Capital increase through the payment of subscription rights:
Capital reserves			2,000
Share capital			33,910
Subscription rights			(35,410)
Loans from investors			(300)
Loan premium			(200)
Conversion of deferred and contingent consideration to capital shares:
Deferred and contingent consideration			(64,255)
Capital reserve			64,255
Conversion of loans from related parties to capital shares:
Loans from related parties		(8,891)
Capital reserve		R$ 8,891